Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 16 – SUBSEQUENT EVENTS

From January to March 2018, the Company repaid approximately $5.3 million bank loans and $0.8 million notes payable that become due. The Company also borrowed approximately $3.6 million bank loans as well as approximately $0.6 million notes payable from various banks in China. All the loans and notes payable are short term in nature and guaranteed by its shareholders, related parties and third parties.